SUBSEQUENT EVENTS (FY) (Details) - Subsequent Event [Member] $ in Millions	Feb. 25, 2022 USD ($) Shareholder
Disclosure Text Block Supplement [Abstract]
Number of existing shareholders | Shareholder	2
Amount of convertible notes payable | $	$ 7.0